PATENTS, NET (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF PATENTS

Patents consist of the following:

	March 31, 2025	December 31, 2024

Patents	$274,700	$274,700
Total patents	274,700	274,700
Less: accumulated amortization	(1,401)	(1,099)

TOTAL PATENTS	$273,299	$273,601